UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02281
THE HARTFORD INCOME SHARES FUND, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: July 31st
Date of reporting period: October 31, 2009
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Income Shares Fund, Inc.
Schedule of Investments
October 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.0%
	Finance and Insurance - 2.0%
	Bayview Commercial Asset Trust
$4,479	7.00%, 07/25/2037 ⌂►	$348
6,589	7.18%, 01/25/2037 ⌂►†	461
	Bayview Financial Acquisition Trust
500	2.39%, 05/28/2037 ⌂∆	6
	CBA Commercial Small Balance Commercial Mortgage
3,826	3.00%, 01/25/2039 ⌂►	153
4,373	7.25%, 07/25/2039 ⌂►	372
	Credit-Based Asset Servicing and Securitization
82	0.51%, 05/25/2036 ■∆	51
	Renaissance Home Equity Loan Trust
197	5.58%, 11/25/2036 ∆	173
2,173	7.50%, 04/25/2037 - 06/25/2037	8

		1,572

	Total asset & commercial mortgage backed securities (cost $4,499)	$1,572

CORPORATE BONDS: INVESTMENT GRADE - 72.0%
	Administrative Waste Management and Remediation - 0.5%
	Browning-Ferris Industries, Inc.
$350	7.40%, 09/15/2035	$402

	Air Transportation - 6.5%
	American Airlines, Inc.
2,500	7.86%, 10/01/2011	2,488
	Continental Airlines, Inc.
1,285	7.71%, 04/02/2021	1,215
400	7.92%, 05/01/2010	398
1,079	8.05%, 11/01/2020	1,068
	United Air Lines, Inc.
47	7.19%, 04/01/2011	46

		5,215

	Arts, Entertainment and Recreation - 7.4%
	COX Communications, Inc.
1,500	6.80%, 08/01/2028	1,503
	Hearst-Argyle Television, Inc.
1,000	7.00%, 01/15/2018	832
	News America Holdings, Inc.
119	6.90%, 08/15/2039 ■	126
1,500	8.88%, 04/26/2023	1,775
	Time Warner Entertainment Co., L.P.
1,400	8.38%, 07/15/2033	1,679

		5,915

	Beverage and Tobacco Product Manufacturing - 1.3%
	Altria Group, Inc.
317	9.70%, 11/10/2018	390
89	10.20%, 02/06/2039	119
	Anheuser-Busch Cos., Inc.
92	8.20%, 01/15/2039 ■	116
	Anheuser-Busch InBev N.V.
325	7.75%, 01/15/2019 ■	379

		1,004

	Chemical Manufacturing - 1.9%
	Union Carbide Corp.
$2,000	7.75%, 10/01/2096	$1,540

	Computer and Electronic Product Manufacturing - 1.5%
	Raytheon Co.
1,000	7.20%, 08/15/2027	1,215

	Construction - 0.4%
	CRH America, Inc.
300	8.13%, 07/15/2018	346

	Couriers and Messengers - 1.3%
	FedEx Corp.
1,000	7.84%, 01/30/2018	1,044

	Finance and Insurance - 16.7%
	Bank of America Corp.
225	6.50%, 08/01/2016	241
	Capital One Bank
500	8.80%, 07/15/2019	592
	Citigroup, Inc.
151	6.38%, 08/12/2014	160
160	8.13%, 07/15/2039	186
140	8.50%, 05/22/2019	164
	CNA Financial Corp.
1,000	7.25%, 11/15/2023	872
	Comerica Capital Trust II
572	6.58%, 02/20/2037 ∆	412
	Countrywide Financial Corp.
10	4.50%, 06/15/2010	10
16	5.80%, 06/07/2012	17
	Farmers Exchange Capital
3,000	7.20%, 07/15/2048 ■	2,392
	Goldman Sachs Capital Trust II
1,780	5.79%, 06/01/2012 ♠∆	1,324
	Guardian Life Insurance Co.
533	7.38%, 09/30/2039 ■	539
	HSBC Finance Corp.
500	7.00%, 05/15/2012 ‡	544
	Jefferies Group, Inc.
279	8.50%, 07/15/2019	303
	JP Morgan Chase Capital II
70	0.98%, 02/01/2027 ∆	50
	JP Morgan Chase Capital XXV
914	6.80%, 10/01/2037	898
	Key Bank NA
535	5.80%, 07/01/2014	527
	Liberty Mutual Group, Inc.
250	7.00%, 03/15/2034 ■	204
	Manufacturers & Traders Trust Co.
250	5.59%, 12/28/2020	206
	MONY Group, Inc.
1,000	8.35%, 03/15/2010	1,021
	New York Life Insurance Co.
338	6.75%, 11/15/2039 ■	343
	Simon Property Group L.P.
110	6.75%, 05/15/2014	118
	State Street Capital Trust III
323	8.25%, 03/15/2042 ∆	326

The Hartford Income Shares Fund, Inc.
Schedule of Investments — (continued)
October 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: INVESTMENT GRADE - 72.0% — (continued)
	Finance and Insurance - 16.7% — (continued)
	State Street Capital Trust IV
$360	1.30%, 06/15/2037 ∆	$241
	Travelers Property Casualty Corp.
1,000	7.75%, 04/15/2026	1,186
	USB Capital IX
650	6.19%, 04/15/2011 ♠∆	499

		13,375

	Information - 13.3%
	AT&T Corp.
1,750	8.00%, 11/15/2031	2,154
	Cingular Wireless Services, Inc.
1,500	8.75%, 03/01/2031	1,978
	Embarq Corp.
2,000	8.00%, 06/01/2036	2,069
	Qwest Corp.
100	6.88%, 09/15/2033	84
	Tele-Communications, Inc.
1,500	9.80%, 02/01/2012	1,718
	Telus Corp.
400	8.00%, 06/01/2011	436
	Verizon Communications, Inc.
292	8.75%, 11/01/2018	365
	Verizon Wireless
1,429	8.50%, 11/15/2018 ■	1,780

		10,584

	Mining - 1.6%
	Anglo American Capital plc
339	9.38%, 04/08/2014 ■	396
	Newmont Mining Corp.
500	8.63%, 05/15/2011	528
	Phelps Dodge Corp.
250	9.50%, 06/01/2031	281
	Rio Tinto Finance USA Ltd.
85	9.00%, 05/01/2019	106

		1,311

	Miscellaneous Manufacturing - 3.9%
	Meccanica Holdings USA, Inc.
259	6.25%, 07/15/2019 ■	279
	Northrop Grumman Space & Mission Systems Corp.
1,000	7.75%, 06/01/2029	1,243
	Tyco International Group S.A.
1,250	7.00%, 12/15/2019	1,426
	Tyco International Ltd.
138	8.50%, 01/15/2019	168

		3,116

	Nonmetallic Mineral Product Manufacturing - 0.1%
	Holcim Ltd.
61	6.00%, 12/30/2019 ■	63

	Paper Manufacturing - 1.3%
	Westvaco Corp.
1,000	8.20%, 01/15/2030	1,001

	Petroleum and Coal Products Manufacturing - 5.5%
	Anadarko Petroleum Corp.
200	6.45%, 09/15/2036	208
	Burlington Resources Finance Co.
850	9.13%, 10/01/2021	1,140

	Cenovus Energy, Inc.
$240	6.75%, 11/15/2039 ■	$262
	ConocoPhillips Holding Co.
1,000	6.95%, 04/15/2029	1,153
	Diamond Offshore Drilling, Inc.
141	5.70%, 10/15/2039	138
	EnCana Corp.
35	6.50%, 05/15/2019	39
	Nabors Industries, Inc.
125	9.25%, 01/15/2019	151
	Petrobras International Finance Co.
90	6.88%, 01/20/2040	90
	Valero Energy Corp.
1,000	8.75%, 06/15/2030	1,057
124	9.38%, 03/15/2019	147

		4,385

	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
180	6.95%, 01/15/2038	193

	Primary Metal Manufacturing - 1.4%
	ArcelorMittal
1,200	7.00%, 10/15/2039	1,135

	Professional, Scientific and Technical Services - 1.2%
	Electronic Data Systems Corp.
750	7.45%, 10/15/2029	922

	Public Administration - 0.7%
	Waste Management, Inc.
500	7.13%, 12/15/2017	555

	Rail Transportation - 1.3%
	Norfolk Southern Corp.
1,000	8.63%, 05/15/2010	1,042

	Real Estate and Rental and Leasing - 1.3%
	ERAC USA Finance Co.
1,000	8.00%, 01/15/2011 ■	1,052

	Retail Trade - 0.8%
	Delhaize America, Inc.
500	9.00%, 04/15/2031	644

	Utilities - 1.9%
	CMS Panhandle Holding Co.
1,000	7.00%, 07/15/2029	1,012
	Enel Finance International S.A.
325	6.00%, 10/07/2039 ■	332
	Exelon Generation Co. LLC
127	6.25%, 10/01/2039	133

		1,477

	Total corporate bonds: investment grade (cost $52,816)	$57,536

The Hartford Income Shares Fund, Inc.
Schedule of Investments — (continued)
October 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS: NON-INVESTMENT GRADE - 18.3%
	Accommodation and Food Services - 0.5%
	Mandalay Resort Group
$250	7.63%, 07/15/2013	$197
	Wynn Las Vegas LLC
250	6.63%, 12/01/2014	237

		434

	Air Transportation - 1.1%
	Continental Airlines, Inc.
866	6.80%, 08/02/2018	773
	Delta Air Lines, Inc.
444	0.00%, 04/30/2016 ⌂•	122

		895

	Arts, Entertainment and Recreation - 2.2%
	Cenveo, Inc.
400	10.50%, 08/15/2016 ■	393
	FireKeepers Development Authority
750	13.88%, 05/01/2015 ■	810
	Pinnacle Entertainment, Inc.
50	8.63%, 08/01/2017 ■	50
	TL Acquisitions, Inc.
500	10.50%, 01/15/2015 ■	472

		1,725

	Computer and Electronic Product Manufacturing - 1.5%
	Lucent Technologies, Inc.
1,500	6.45%, 03/15/2029	1,177

	Finance and Insurance - 1.6%
	Ford Motor Credit Co.
1,200	5.70%, 01/15/2010	1,201
	Hub International Holdings, Inc.
110	9.00%, 12/15/2014 ■	105
	Washington Mutual Preferred Funding
1,000	0.00%, 03/15/2011 ■♠Ω	2

		1,308

	Information - 6.8%
	Charter Communications Operating LLC
150	10.00%, 04/30/2012 ■Ψ	152
	Citizens Communications Co.
500	9.00%, 08/15/2031	494
	Frontier Communications
150	6.63%, 03/15/2015	144
	Intelsat Jackson Holdings Ltd.
1,055	11.50%, 06/15/2016	1,108
	Level 3 Financing, Inc.
750	12.25%, 03/15/2013	782
	MetroPCS Wireless, Inc.
450	9.25%, 11/01/2014	453
	Nortel Networks Corp.
650	0.00%, 09/01/2023 Ω	221
	Qwest Capital Funding, Inc.
1,000	7.25%, 02/15/2011	1,000
	Sprint Capital Corp.
1,500	6.88%, 11/15/2028	1,125

		5,479

	Machinery Manufacturing - 0.2%
	Briggs & Stratton Corp.
170	8.88%, 03/15/2011	179

	Pipeline Transportation - 1.2%
	El Paso Corp.
$1,000	8.05%, 10/15/2030	$944

	Primary Metal Manufacturing - 0.4%
	Olin Corp.
234	6.75%, 06/15/2016	225
66	9.13%, 12/15/2011	69

		294

	Retail Trade - 1.5%
	Dillard’s, Inc.
120	6.63%, 01/15/2018	94
85	7.13%, 08/01/2018	66
	Federated Department Stores, Inc.
1,000	8.50%, 06/01/2010	1,020

		1,180

	Utilities - 0.8%
	NRG Energy, Inc.
285	7.25%, 02/01/2014	283
	Texas Competitive Electric Co.
525	10.25%, 11/01/2015	373

		656

	Water Transportation - 0.3%
	Royal Caribbean Cruises Ltd.
250	7.00%, 06/15/2013	241

	Wholesale Trade - 0.2%
	Supervalu, Inc.
150	7.50%, 11/15/2014	150

	Total corporate bonds: non-investment grade (cost $15,666)	$14,662

MUNICIPAL BONDS - 0.3%
	Transportation - 0.3%
	Bay Area Toll Auth
$215	6.26%, 04/01/2049 ¤	$217

	Total municipal bonds (cost $215)	$217

U.S. GOVERNMENT AGENCIES - 0.3%
	Federal Home Loan Mortgage Corporation - 0.0%
$7	9.00%, 09/01/2022	$8
8	10.50%, 12/01/2017	9
4	11.50%, 06/01/2015	4

		21

	Federal National Mortgage Association - 0.1%
43	8.00%, 09/01/2024 - 01/01/2025	49
11	10.50%, 09/01/2017	12
10	11.00%, 08/01/2011 - 02/01/2018	11
6	12.00%, 09/01/2014	7
6	12.50%, 10/01/2015	7

		86

	Government National Mortgage Association - 0.2%
39	9.00%, 06/15/2021	45

The Hartford Income Shares Fund, Inc.
Schedule of Investments — (continued)
October 31, 2009 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 0.3% — (continued)
	Government National Mortgage Association - 0.2% - (continued)
$ 57	9.50%, 11/15/2020		$65

			110

	Total U.S. government agencies (cost $196)		$217

U.S. GOVERNMENT SECURITIES -4.1%
	U.S. Treasury Securities - 4.1%
	U.S. Treasury Bonds - 0.3%
$ 196	4.50%, 05/15/2038		$205
38	4.75%, 02/15/2037		41

			246

	U.S. Treasury Notes - 3.8%
1,450	1.00%, 08/31/2011		1,455
104	1.50%, 12/31/2013		102
1,030	2.38%, 08/31/2014 - 09/30/2014		1,034
325	3.88%, 05/15/2018		340
109	4.63%, 02/29/2012		118

			3,049

			3,295

	Total U.S. government securities (cost $3,277)		$3,295

COMMON STOCKS - 0.1%
	Telecommunication Services - 0.0%
2	Global Crossing Ltd. •		$18
—	XO Holdings, Inc. •		—

			18

	Transportation - 0.1%
13	Delta Air Lines, Inc. •		93

	Total common stocks (cost $214)		$111

PREFERRED STOCKS - 0.1%
	Finance - 0.1%
54	Federal Home Loan Mortgage Corp. •		$59

	Total preferred stocks (cost $1,347)		$59

WARRANTS - 0.0%
	Telecommunication Services - 0.0%
—	AboveNet, Inc. ⌂ •		$6
—	XO Holdings, Inc. ⌂•		—

			6

	Total warrants (cost $—)		$6

	Total long-term investments (cost $78,230)		$77,675

SHORT-TERM INVESTMENTS - 0.7%
	U.S. Treasury Bills - 0.7%
$ 535	0.07%, 1/14/2010□○		$535

	Total short-term investments (cost $535)		$535

	Total investments (cost $78,765) ▲	97.9%	$78,210
	Other assets and liabilities	2.1%	1,670

	Total net assets	100.0%	$79,880

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.7% of total net assets at October 31, 2009.

▲	At October 31, 2009, the cost of securities for federal income tax purposes was $78,830 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,938
Unrealized Depreciation	(7,558)

Net Unrealized Depreciation	$(620)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at October 31, 2009, was $461, which represents 0.58% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

∆	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2009.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2009, was $10,298, which represents 12.89% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at October 31, 2009.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

¤	The cost of securities purchased on a when-issued or delayed delivery basis at October 31, 2009 was $215.

Ω	Debt security in default due to bankruptcy.

The Hartford Income Shares Fund, Inc.
Schedule of Investments — (continued)
October 31, 2009 (Unaudited)
(000’s Omitted)

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

□	Security pledged as initial margin deposit for open futures contracts at October 31, 2009.

Futures Contracts Outstanding at October 31, 2009

Description	Number of Contracts*	Position	Expiration Month	Unrealized Appreciation/(Depreciation)
5 Year U.S. Treasury Note	3	Short	Dec 2009	$(3)
10 Year U.S. Treasury Note	183	Short	Dec 2009	(305)
U.S. Long Bond	46	Short	Dec 2009	23

				$(285)

*	The number of contracts does not omit 000’s.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2007	—	AboveNet, Inc. Warrants	$—
05/2007 - 02/2009	$4,479	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	612
12/2006 - 03/2009	$6,589	Bayview Commercial Asset Trust, 7.18%, 01/25/2037 - 144A	602
04/2007	$500	Bayview Financial Acquisition Trust, 2.39%, 05/28/2037	500
11/2006	$3,826	CBA Commercial Small Balance Commercial Mortgage, 3.00%, 01/25/2039 - 144A	327
05/2007	$4,373	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	363
10/1996	$444	Delta Air Lines, Inc.,10.50%, 04/30/2016	461
05/2006	—	XO Holdings, Inc. Warrants	—
The aggregate value of these securities at October 31, 2009 was $1,468 which represents 1.84% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.
Distribution by Credit Quality
as of October 31, 2009

Rating	Percentage of Long Term Holdings
AAA	6.3%
AA	1.4
A	26.2
BBB	45.9
BB	7.8
B	6.8
CCC	3.8
C	0.1
Not Rated	1.7

Total	100.0%

The Hartford Income Shares Fund, Inc.
Investment Valuation Hierarchy Level Summary
October 31, 2009 (Unaudited)
(000’s Omitted)

	Total	Level 1	Level 2	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,572	$—	$177	$1,395
Common Stocks ‡	111	111	—	—
Corporate Bonds: Investment Grade	57,536	—	51,277	6,259
Corporate Bonds: Non-Investment Grade	14,662	—	13,473	1,189
Municipal Bonds	217	—	217	—
Preferred Stocks ‡	59	59	—	—
U.S. Government Agencies	217	—	217	—
U.S. Government Securities	3,295	786	2,509	—
Warrants ‡	6	—	6	—
Short-Term Investments	535	—	535	—

Total	$78,210	$956	$68,411	$8,843

Other Financial Instruments *	$23	$23	$—	$—

Liabilities:
Other Financial Instruments *	$308	$308	$—	$—

‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

			Change in		Transfers In	Balance as of
	Balance as of July		Unrealized		and/or Out of	October 31,
	31, 2009	Realized Gain (Loss)	Appreciation	Net Sales	Level 3	2009

Assets:
Asset & Commercial Mortgage Backed Securities	1,686	(1,178)	918 *	(26)	(5)	1,395
Corporate Bonds	8,165	(2)	930 †	(1,645)	—	7,448

Total	$9,851	$(1,180)	$1,848	$(1,671)	$(5)	$8,843

*	Change in unrealized gains or losses in the current period relating to assets still held at October 31, 2009 was $98.

†	Change in unrealized gains or losses in the current period relating to assets still held at October 31, 2009 was $942.

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD INCOME SHARES FUND, INC.
Date: December 14, 2009	By:	/s/ Robert M. Arena
Robert M. Arena
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 14, 2009	By:	/s/ Robert M. Arena
Robert M. Arena
Its: President

Date: December 14, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer